UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: May 31, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

May 31, 2010

Semi-Annual

Repor t

Legg Mason

Strategic Real Return Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Strategic Real Return Fund

Fund objective

The Fund seeks to provide an attractive long-term real return.

Letter to our shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Strategic Real Return Fund for the period from the Fund’s inception on February 26, 2010 through May 31, 2010 (the “reporting period”).

Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period. Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Mark R. Fetting Chairman	David R. Odenath President

June 25, 2010

Legg Mason Strategic Real Return Fund	III

Investment commentary

Economic review

Economic conditions in the U.S. improved during the reporting period from February 26, 2010 through May 31, 2010 (the “reporting period”). This, in turn, had significant implications for the financial markets.

Looking back, the U.S. Department of Commerce reported that U.S. gross domestic product (“GDP”)i contracted four consecutive quarters, beginning in the third quarter of 2008 through the second quarter of 2009. Economic conditions then began to improve in the third quarter of 2009, as GDP growth was 2.2%. A variety of factors helped the economy to regain its footing, including the government’s $787 billion stimulus program, its “Cash for Clunkers” car rebate program, which helped spur an increase in car sales, and tax credits for first-time home buyers. Economic growth then accelerated during the fourth quarter of 2009, as GDP growth was 5.6%. The Commerce Department cited a slower drawdown in business inventories and renewed consumer spending as contributing factors spurring the economy’s higher growth rate. The recovery continued during the first quarter of 2010, as GDP growth was 2.7%. The ongoing economic expansion was largely the result of increased consumer spending, which grew 3.0% during the quarter, versus a tepid 1.6% advance during the last three months of 2009.

Even before GDP growth turned positive, there were signs that the economy was on the mend. The manufacturing sector, as measured by the Institute for Supply Management’s PMIii, rose to 52.8 in August 2009, the first time it surpassed 50 since January 2008 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). According to PMI data, manufacturing has now expanded eleven consecutive months. While June 2010’s PMI reading of 56.2 was lower than May’s reading of 59.7, the manufacturing sector’s growth remained fairly broad-based. During the month of June, thirteen of the eighteen industries tracked by the Institute for Supply Management expanded.

There was some mixed news in the labor market. During the first five months of 2010, the U.S. Department of Labor reported that employers added an average of nearly 200,000 new positions per month. The labor market then weakened in June, as 125,000 jobs were lost — most of which were temporary government positions tied to the 2010 Census. However, the unemployment rate fell to 9.5% in June versus 9.7% and 9.9% in May and April, respectively.

There was mixed news in the housing market during the period. According to the National Association of Realtors, after existing home sales fell from December 2009 through February 2010, sales increased 7.0% and 8.0% in March and April, respectively. The rebound was largely attributed to people rushing to take advantage of the government’s $8,000 tax credit for first-time home buyers that expired at the end of April. However, with the end of the tax credit, existing home sales then declined 2.2% in May. Looking at home prices, the S&P/Case-Shiller Home Price Indexiii indicated that month-to-month U.S. home prices rose 0.8% in April. This marked the first increase following six consecutive monthly declines.

Financial market overview

Early in the reporting period, the financial markets were largely characterized by healthy investor risk appetite. However, the market experienced a sharp sell-off in May 2010, triggered, in large part, by the sovereign debt crisis in Greece and uncertainties regarding new financial reforms in the U.S. Against this backdrop, risk aversion returned and investors flocked to the relative safety of U.S. Treasury securities and sold assets that were perceived to be risky.

While economic data often surpassed expectations during the reporting period, the Federal Reserve Board (“Fed”)iv remained cautious. At its meeting in June 2010 (after the end of the reporting period), the Fed said it “will maintain the target range for the federal funds ratev at 0 to 1/4 percent and continues to anticipate that economic conditions, including low rates of resource utilization, subdued inflation trends, and stable inflation expectations, are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

However, the Fed did take a first step in reversing its accommodative monetary stance. On February 18, 2010, the Fed raised the discount rate, the interest rate it charges banks for temporary loans, from 1/2 to 3/4 percent. The Fed also concluded its $1.25 trillion mortgage securities purchase program at the end of the first quarter of 2010. In addition, the Fed has now closed nearly all of the special liquidity facilities that it created to support the financial markets during the credit crisis.

IV	Legg Mason Strategic Real Return Fund

Investment commentary (cont’d)

Equity market review

In the U.S. equity market, stock prices, as measured by the S&P 500 Indexvi (the “Index”), returned 6.03% and 1.58%, respectively, in March and April 2010. There were a number of factors contributing to the continued strong performance in the stock market, including improving economic conditions, investor confidence and the accommodative monetary policy by the Fed.

While the market was initially resilient in the face of the mounting debt crisis in Greece and concerns regarding new financial reforms, these headwinds eventually took their toll on stock prices. After reaching a nineteen-month high on April 23, 2010, the market fell into “correction” territory in May, as it fell more than 10%. This marked the first correction since November 2007 and served to wipe out the Index’s earlier gains. All told, the Index returned -0.89% for the reporting period.

Fixed-income market review

The sovereign debt crisis in Europe also impacted the fixed-income markets during the reporting period. Initially, strong demand for the spread sectors (non-Treasury) helped them to generally outperform equal-durationvii Treasuries in March and April 2010. However, the debt crisis in Greece and other headwinds triggered a “flight to quality” in May. During the month, demand for Treasury securities increased and their prices rose. In contrast, the spread sectors generated relatively poor results in May.

Both short- and long-term Treasury yields fluctuated during the reporting period as investors analyzed incoming economic data and theorized about the Fed’s future actions. When the reporting period began, two- and ten-year Treasury yields were 0.81% and 3.61%, respectively. Two- and ten-year Treasury yields then gyrated, rising as high as 1.18% and 4.01%, and falling as low as 0.75% and 3.18%, respectively, before declining and ending the reporting period at 0.76% and 3.31%, respectively. Over the reporting period, longer-term Treasury yields fell more than their shorter-term counterparts given the flight to quality and the Fed’s repeated statements that they would keep short-term rates low for an extended period.

For the reporting period, the Barclays Capital U.S. Aggregate Indexviii returned 1.77%. In contrast, the high-yield bond market, as measured by the Barclays Capital U.S. High Yield – 2% Issuer Cap Indexix, returned 1.71%, and emerging market debt, as measured by the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)x, returned 1.48% over the same time frame.

Performance review

For the period from inception on February 26, 2010 through May 31, 2010, Class A shares of Legg Mason Strategic Real Return Fund, excluding sales charges, returned -4.50%. The Fund’s unmanaged benchmark, the Barclays Capital U.S. TIPS Indexxi, returned 2.50% for the same period.

Performance Snapshot as of May 31, 2010
(excluding sales charges) (unaudited)	Since fund inception*
Legg Mason Strategic Real Return Fund:
Class A	-4.50%
Class C	-4.67%
Class I	-4.42%
Barclays Capital U.S. TIPS Index	2.50%
Composite Indexxii	-3.30%**
Lipper Flexible Portfolio Funds Category Average[1]	-0.50%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

*	The Fund’s inception date is February 26, 2010.
**	Effective July 14, 2010, the Fund’s Composite Index composition changed to more accurately reflect the Fund’s neutral strategic allocation and hedged currency position. For the period since the Fund’s inception through May 31, 2010, the Composite Index, based on its prior composition, returned 0.29%. For more information regarding the Composite Index, please see footnote xii on the following page.

Total Annual Operating Expenses† (unaudited)

As of the Fund’s most current prospectus dated February 26, 2010, the gross total operating expense ratios for Class A, Class C and Class I shares were 1.72%, 2.47% and 1.42%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period from February 26, 2010 through May 31, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 168 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Strategic Real Return Fund	V

assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.35% for Class A shares, 2.10% for Class C shares and 1.10% for Class I shares. This expense limitation agreement takes into account the expenses of the underlying funds and brokerage commissions paid on purchases and sales of shares of exchange-traded funds (“ETFs”). In addition, this expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Vice President

July 14, 2010

RISKS: The Fund is subject to interest rate, credit, income, prepayment and inflation risk. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Periods of deflation may adversely affect the Fund, and changes in inflation may cause the Fund’s income to fluctuate. Equity securities are subject to price fluctuation and possible loss of principal. The Fund is not diversified, which means that it is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. In addition to the Fund’s operating expenses, you will indirectly bear the operating expenses of underlying funds, including ETFs. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. Derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. International investments are subject to special risks including currency fluctuations, social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use leverage which may increase volatility and possibility of loss. The Fund may invest in real estate investment trusts (“REITs”), which are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, as well as risks associated with small- and mid-cap investments. The model used to manage the Fund’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. There is no assurance that a recommended allocation will prove the ideal allocation in all circumstances. The Fund may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Additional risks may include those risks associated with investing in commodities, ETFs, exchange-traded notes (“ETNs”) and master limited partnerships (“MLPs”). Please see the Fund’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

†	Includes expenses of the underlying funds in which the Fund invests.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

viii

The Barclays Capital U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ix

The Barclays Capital U.S. High Yield – 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[x]

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xi	The Barclays Capital U.S. TIPS Index represents an unmanaged market index made up of U.S. Treasury Inflation-Linked Index securities.

xii

The Composite Index reflects the blended rate of return of the following underlying indices: 40% Barclays Capital U.S. TIPS Index, 20% MSCI All Country World Index, 20% S&P GSCI® Index, 10% FTSE NAREIT All REITs Index and 10% Citigroup 1-Month U.S. Treasury Bill Index. This Composite Index is hedged to 50% exposure to the U.S. dollar, as defined by the U.S. Dollar Index (“USDX”). The Composite Index’s unhedged currency exposure is predominantly U.S. dollar-based. The Fund’s target hedged currency exposure is 50% U.S. dollar, 50% non-U.S. dollar. The Fund may deviate, either up or down, from its target currency allocation due to market conditions. To better align the components of the Composite Index with the Fund’s target currency exposure, a 50% U.S. dollar hedge is applied to the Composite Index by subtracting the returns of the USDX from 50% of the blended rate of return of the Composite Index. Prior to July 14, 2010, the Composite Index consisted of 40% Barclays Capital U.S. TIPS Index, 20% S&P GSCI® Index, 20% S&P 500 Index, 10% Barclays Capital U.S. Aggregate Index and 10% FTSE NAREIT All REITs Index. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The S&P GSCI® Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The FTSE NAREIT All REITs Index consists of all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange or NASDAQ National Market List. The Citigroup 1-Month U.S. Treasury Bill Index is a market value-weighted index of public obligations of the U.S. Treasury with maturities of one month. The USDX is a measure of the value of the U.S. dollar relative to a majority of its most significant trading partners.

Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report	1

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of May 31, 2010. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

2	Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on February 26, 2010 (inception date) and held for the period ended May 31, 2010. Because the example based on hypothetical total return is intended to be comparable to the examples provided by other funds, it is based on a hypothetical investment of $1,000 invested on December 1, 2009 and held for the period ended May 31, 2010 even though the Fund did not commence operations until February 26, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]
	Actual Total Return Without Sales Charges[3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[4]	Expenses Paid During the Period[5]
Class A	-4.50%	$1,000.00	$955.00	1.25%	$3.08
Class C	-4.67	1,000.00	953.30	2.00	4.92
Class I	-4.42	1,000.00	955.80	1.01	2.49

Based on hypothetical total return[2]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[4]	Expenses Paid During the Period[6]
Class A	5.00%	$1,000.00	$1,018.70	1.25%	$6.29
Class C	5.00	1,000.00	1,014.96	2.00	10.05
Class I	5.00	1,000.00	1,019.90	1.01	5.09

[1]	For the period February 26, 2010 (inception date) through May 31, 2010.

[2]	For the six months ended May 31, 2010.

[3]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers/and or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the underlying funds in which the fund invests.

[5]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (92), then divided by 365.

[6]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report	3

Consolidated schedule of investments (unaudited)

May 31, 2010

Legg Mason Strategic Real Return Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Inflation Protected Securities — 34.5%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	$831,175	$906,955
U.S. Treasury Bonds, Inflation Indexed	3.625%	4/15/28	538,152	685,387
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	132,367	175,417
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	100,677	107,575
U.S. Treasury Notes, Inflation Indexed	2.375%	4/15/11	383,708	390,394	(a)
U.S. Treasury Notes, Inflation Indexed	2.000%	4/15/12	353,876	366,012
U.S. Treasury Notes, Inflation Indexed	2.000%	7/15/14	935,072	997,312
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/15	30,123	30,288
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/15	816,666	866,878
U.S. Treasury Notes, Inflation Indexed	2.625%	7/15/17	624,702	695,665
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/19	366,887	386,922
Total U.S. Treasury Inflation Protected Securities (Cost — $5,532,534)				5,608,805
Corporate Bonds & Notes — 0.3%
Consumer Staples — 0.1%
Beverages — 0.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.625%	4/15/15	10,000	10,086	(b)
Financials — 0.2%
Capital Markets — 0.1%
Goldman Sachs Group Inc., Notes	4.750%	7/15/13	20,000	20,352
Consumer Finance — 0.1%
SLM Corp., Senior Notes	8.000%	3/25/20	15,000	13,343
Diversified Financial Services — 0.0%
Bank of America Corp., Senior Notes	4.500%	4/1/15	10,000	9,939
Total Financials				43,634
Total Corporate Bonds & Notes (Cost — $55,392)				53,720

			Shares
Common Stocks — 21.1%
Consumer Discretionary — 1.0%
Automobiles — 0.8%
Bayerische Motoren Werke AG			428	19,975
Ford Motor Co.			1,818	21,325	*
Honda Motor Co., Ltd.			400	12,159
Nissan Motor Co., Ltd.			3,500	25,504	*
Toyota Motor Corp.			1,200	43,193
Total Automobiles				122,156
Household Durables — 0.2%
Newell Rubbermaid Inc.			1,102	18,359
Whirlpool Corp.			182	19,008
Total Household Durables				37,367
Total Consumer Discretionary				159,523
Consumer Staples — 2.6%
Beverages — 0.8%
Anheuser-Busch InBev NV			500	24,146
Coca-Cola Co.			613	31,508
Diageo PLC			1,700	26,099

See Notes to Financial Statements.

4	Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report

Consolidated schedule of investments (unaudited) (cont’d)

May 31, 2010

Legg Mason Strategic Real Return Fund

Security	Shares	Value
Beverages — continued
Heineken Holding NV	590	$22,107
PepsiCo Inc.	512	32,200
Total Beverages		136,060
Food & Staples Retailing — 0.1%
Magnitogorsk Iron & Steel Works, GDR	1,233	13,551	(c)
Food Products — 0.9%
Archer-Daniels-Midland Co.	420	10,613
ConAgra Foods Inc.	681	16,467
Del Monte Foods Co.	1,284	18,721
Kraft Foods Inc., Class A Shares	980	28,028
Nestle SA, Registered Shares	608	27,566
Sara Lee Corp.	1,209	17,131
Tate & Lyle PLC	2,900	17,691
Total Food Products		136,217
Personal Products — 0.1%
Herbalife Ltd.	390	17,608
Tobacco — 0.7%
British American Tobacco PLC	1,400	41,482
Imperial Tobacco Group PLC	700	18,264
Lorillard Inc.	226	16,157
Philip Morris International Inc.	960	42,355
Total Tobacco		118,258
Total Consumer Staples		421,694
Energy — 2.2%
Energy Equipment & Services — 0.3%
Acergy SA	900	13,110
Aker Solutions ASA	1,100	15,326
Noble Corp.	366	10,640	*
TGS Nopec Geophysical Co. ASA	800	10,905	*
Total Energy Equipment & Services		49,981
Oil, Gas & Consumable Fuels — 1.9%
BP PLC	3,350	22,387	(c)
Canadian Natural Resources Ltd.	600	21,328
Chevron Corp.	182	13,444
China Coal Energy Co., Class H Shares	9,000	12,368
China Petroleum & Chemical Corp., Class H Shares	20,000	15,900
China Shenhua Energy Co., Ltd., Class H Shares	3,500	14,114
Eni SpA	900	16,817
Exxon Mobil Corp.	573	34,644
Hess Corp.	280	14,896
Inpex Holdings Inc.	2	12,554
Marathon Oil Corp.	554	17,224
PT Bumi Resources Tbk	62,500	13,794
Repsol YPF, SA	717	14,609
Royal Dutch Shell PLC, Class A Shares	735	19,146
Williams Cos. Inc.	717	14,161

See Notes to Financial Statements.

Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report	5

Legg Mason Strategic Real Return Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
Woodside Petroleum Ltd.	419	$15,172
XTO Energy Inc.	358	15,301
Yanzhou Coal Mining Co., Ltd., Class H Shares	6,000	13,917
Total Oil, Gas & Consumable Fuels		301,776
Total Energy		351,757
Financials — 6.1%
Commercial Banks — 3.3%
Australia & New Zealand Banking Group Ltd.	677	12,734
Banco Bilbao Vizcaya Argentaria SA	631	6,609
Banco Santander SA	2,971	30,405
Bank Hapoalim Ltd.	3,765	14,146	*
Bank of Montreal	400	23,724
Bank of Nova Scotia	400	18,418
BNP Paribas SA	430	24,471
Canadian Imperial Bank of Commerce	300	20,544
Commonwealth Bank of Australia	258	11,174
HSBC Holdings PLC	1,100	10,020
Huntington Bancshares Inc.	3,216	19,811
Industrial & Commercial Bank of China Ltd.	10,000	24,273
Industrial & Commercial Bank of China Ltd., Class H shares	17,000	12,598
Lloyds TSB Group PLC	34,600	28,338
Mizuho Financial Group Inc.	11,900	21,417
National Bank of Canada	300	16,587
Oversea-Chinese Banking Corp. Ltd.	3,000	17,848
Royal Bank of Canada	400	21,040
Standard Bank Group Ltd.	1,500	20,665
Standard Chartered PLC	911	21,612
Sumitomo Mitsui Financial Group Inc.	800	23,730
Toronto-Dominion Bank	500	34,235
U.S. Bancorp	1,110	26,596
Wells Fargo & Co.	1,660	47,625
Westpac Banking Corp.	718	13,893
Yamaguchi Financial Group Inc.	1,000	9,580
Total Commercial Banks		532,093
Consumer Finance — 0.1%
American Express Co.	560	22,327
Diversified Financial Services — 0.3%
Bank of America Corp.	980	15,425
JPMorgan Chase & Co.	803	31,783
Total Diversified Financial Services		47,208
Insurance — 2.1%
AFLAC Inc.	381	16,878
Allianz AG, Registered Shares	255	25,510
Allstate Corp.	565	17,306
American Financial Group Inc.	587	16,377
Assurant Inc.	506	17,558

See Notes to Financial Statements.

6	Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report

Consolidated schedule of investments (unaudited) (cont’d)

May 31, 2010

Legg Mason Strategic Real Return Fund

Security	Shares	Value
Insurance — continued
Aviva PLC	3,078	$14,260
China Life Insurance Co., Ltd.	6,000	26,431
Genworth Financial Inc., Class A Shares	1,015	15,824	*
Hartford Financial Services Group Inc.	750	18,803
Manulife Financial Corp.	1,300	22,318
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	100	12,723
PartnerRe Ltd.	201	14,663
Progressive Corp.	975	19,100
Prudential Financial Inc.	380	21,930
SCOR SE	659	12,893
Sun Life Financial Inc.	700	20,220
Topdanmark A/S	128	14,626
Torchmark Corp.	335	17,263
Transatlantic Holdings Inc.	306	14,391
Total Insurance		339,074
Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management Inc.	903	15,315
Real Estate Management & Development — 0.2%
Jones Lang LaSalle Inc.	241	17,984
Wheelock & Co. Ltd.	5,000	13,517
Total Real Estate Management & Development		31,501
Total Financials		987,518
Health Care — 3.4%
Health Care Providers & Services — 0.9%
Community Health Systems Inc.	460	17,931	*
Coventry Health Care Inc.	680	14,076	*
Humana Inc.	344	15,841	*
Medco Health Solutions Inc.	240	13,836	*
Mednax Inc.	287	16,230	*
UnitedHealth Group Inc.	1,110	32,268
Universal Health Services Inc., Class B Shares	496	21,020
WellPoint Inc.	319	16,365	*
Total Health Care Providers & Services		147,567
Pharmaceuticals — 2.5%
Abbott Laboratories	626	29,773
AstraZeneca PLC	960	40,385
Bayer AG	213	11,914
Bristol-Myers Squibb Co.	1,050	24,370
Eli Lilly & Co.	430	14,100
Endo Pharmaceuticals Holdings Inc.	681	14,260	*
Forest Laboratories Inc.	553	14,312	*
GlaxoSmithKline PLC	1,143	19,191
H. Lundbeck A/S	856	12,709
Johnson & Johnson	543	31,657
King Pharmaceuticals Inc.	1,372	11,895	*
Merck & Co. Inc.	1,056	35,577

See Notes to Financial Statements.

Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report	7

Legg Mason Strategic Real Return Fund

Security	Shares	Value
Pharmaceuticals — continued
Novartis AG, Registered Shares	944	$42,881
Pfizer Inc.	1,078	16,418
Sanofi-Aventis	457	27,780
Shire PLC	1,000	20,614
Valeant Pharmaceuticals International	417	19,382	*
Warner Chilcott PLC	584	13,502	*
Total Pharmaceuticals		400,720
Total Health Care		548,287
Industrials — 1.9%
Aerospace & Defense — 0.3%
BAE Systems PLC	3,700	17,321
General Dynamics Corp.	260	17,654
Northrop Grumman Corp.	290	17,542
Total Aerospace & Defense		52,517
Construction & Engineering — 0.3%
Bilfinger Berger AG	244	13,646
Fomento de Construcciones y Contratas SA	456	11,237
Vinci SA	400	18,142
Total Construction & Engineering		43,025
Electrical Equipment — 0.2%
Prysmian SpA	885	13,665
Sumitomo Electric Industries Ltd.	1,200	14,156
Total Electrical Equipment		27,821
Industrial Conglomerates — 0.5%
DCC PLC	571	13,266
General Electric Co.	913	14,928
Keppel Corp. Ltd.	2,000	12,599
Koninklijke Philips Electronics NV	700	20,988
Siemens AG, Registered Shares	222	20,200
Total Industrial Conglomerates		81,981
Machinery — 0.3%
Caterpillar Inc.	180	10,937
JTEKT Corp.	1,400	14,319
Metso Corp.	500	15,827
Oshkosh Corp.	400	14,212
Total Machinery		55,295
Road & Rail — 0.1%
CSX Corp.	210	10,973
Norfolk Southern Corp.	190	10,727
Total Road & Rail		21,700
Trading Companies & Distributors — 0.2%
Mitsubishi Corp.	700	15,763
Mitsui & Co., Ltd.	1,100	15,620
Total Trading Companies & Distributors		31,383
Total Industrials		313,722

See Notes to Financial Statements.

8	Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report

Consolidated schedule of investments (unaudited) (cont’d)

May 31, 2010

Legg Mason Strategic Real Return Fund

Security	Shares	Value
Information Technology — 0.6%
Communications Equipment — 0.1%
Corning Inc.	1,100	$19,173
Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics Inc.	531	14,486	*
Hitachi Ltd.	4,000	16,329	*
Ingram Micro Inc., Class A Shares	829	14,060	*
Jabil Circuit Inc.	1,001	13,704
Molex Inc.	737	15,610
Tech Data Corp.	344	13,983	*
Total Electronic Equipment, Instruments & Components		88,172
Total Information Technology		107,345
Materials — 2.1%
Chemicals — 0.9%
Ashland Inc.	328	17,584
BASF SE	511	27,049
Celanese Corp., Series A Shares	500	14,335
E.I. du Pont de Nemours & Co.	650	23,510
Eastman Chemical Co.	262	15,822
Incitec Pivot Ltd.	5,430	13,826
Koninklijke DSM NV	385	15,415
Lanxess AG	430	17,259
Total Chemicals		144,800
Metals & Mining — 1.2%
Anglo American PLC	500	19,262	*
BHP Billiton Ltd.	400	12,896
BHP Billiton PLC	622	17,188
Cherepovets MK Severstal, GDR, Registered Shares	1,308	14,571	*(c)
Kumba Iron Ore Ltd.	345	14,946
Lundin Mining Corp.	3,600	14,051
Norsk Hydro ASA	2,200	13,118
Novolipetsk Steel, GDR	600	18,128	(c)
Rio Tinto PLC	376	17,408
Teck Cominco Ltd., Class B Shares	400	13,948	*
ThyssenKrupp AG	501	13,516
Vale SA, ADR	600	16,505	(c)
Voestalpine AG	430	11,888
Total Metals & Mining		197,425
Total Materials		342,225
Utilities — 1.2%
Electric Utilities — 0.7%
American Electric Power Co. Inc.	600	19,176
E.ON AG	888	26,996
Energias de Portugal SA	4,489	13,884
Entergy Corp.	226	16,966
FirstEnergy Corp.	432	15,211
Kansai Electric Power Co. Inc.	700	16,024
Tohoku Electric Power Co. Inc.	800	15,846
Total Electric Utilities		124,103

See Notes to Financial Statements.

Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report	9

Legg Mason Strategic Real Return Fund

Security			Shares	Value
Gas Utilities — 0.2%
Gas Natural SDG SA			885	$12,952
Snam Rete Gas SpA			3,490	14,136
Total Gas Utilities				27,088
Independent Power Producers & Energy Traders — 0.1%
AES Corp.			1,383	14,203	*
Multi-Utilities — 0.2%
Integrys Energy Group Inc.			336	15,194
PG&E Corp.			379	15,729
Total Multi-Utilities				30,923
Total Utilities				196,317
Total Common Stocks (Cost — $3,649,851)				3,428,388
Investments in Underlying Funds — 16.0%
iShares Trust:
iShares Barclays TIPS Bond Fund			2,660	282,226
iShares MSCI EAFE Index Fund			2,079	100,457
iShares, Inc. — iShares MSCI Japan Index Fund			31,894	303,312
Rydex|SGI Series Funds — Rydex|SGI Managed Futures Strategy Fund, H-Class Shares			18,591	470,158	*
Vanguard Specialized Funds — Vanguard REIT Index Fund, ETF Shares			27,139	1,343,652
Vanguard Index Funds — Vanguard Total Stock Market Index Fund, ETF Shares			1,777	99,672
Total Investments in Underlying Funds (Cost — $2,528,073)				2,599,477
Preferred Stocks — 0.2%
Financials — 0.2%
Commercial Banks — 0.2%
Banco Bradesco SA (Cost — $34,961)			2,000	33,384

		Expiration Date	Contracts
Purchased Options — 0.0%
Eurodollar Futures, Put @ $98.50 (Cost — $757)		9/13/10	2	275
Total Investments before Short-Term Investment (Cost — $11,801,568)				11,724,049

	Rate	Maturity Date	Face Amount
Short-Term Investment — 25.0%
Repurchase Agreement — 25.0%
Bank of America repurchase agreement dated 5/28/10, Proceeds at maturity — $4,072,275; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.648% due 1/21/25 to 11/27/37; Market Value — $4,286,993) (Cost — $4,072,221)	0.120%	6/1/10	$4,072,221	4,072,221
Total Investments — 97.1% (Cost — $15,873,789#)				15,796,270
Other Assets in Excess of Liabilities — 2.9%				464,109
Total Net Assets — 100.0%				$16,260,379

*	Non-income producing security.

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith at fair value under procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Financial Statements.

10	Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report

Consolidated statement of assets and liabilities (unaudited)

May 31, 2010

Assets:
Investments, at value (Cost — $11,801,568)	$11,724,049
Repurchase agreement, at value	4,072,221
Foreign currency, at value (Cost — $13,276)	13,278
Foreign currency collateral for open futures contracts, at value (Cost — $3,659)	3,571
Deposits with brokers for open futures contracts	794,059
Deposits with brokers for open swap contracts	250,000
Dividends and interest receivable	49,499
Receivable for Fund shares sold	29,140
Receivable from investment manager	28,931
Unrealized appreciation on swaps	6,742
Prepaid expenses	1,838
Total Assets	16,973,328

Liabilities:
Payable for securities purchased	347,082
Unrealized depreciation on forward currency contracts	133,375
Payable to broker — variation margin on open futures contracts	100,634
Payable for offering and organization costs	64,273
Due to custodian	20,528
Distribution fees payable	3,888
Trustees’ fees payable	1,079
Accrued expenses	42,090
Total Liabilities	712,949
Total Net Assets	$16,260,379

Net Assets:
Par value (Note 6)	$14
Paid-in capital in excess of par value	17,064,393
Undistributed net investment income	55,056
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(554,178)
Net unrealized depreciation on investments, futures contracts, swap contracts and foreign currencies	(304,906)
Total Net Assets	$16,260,379

Shares Outstanding:
Class A	1,344,021
Class C	65,106
Class I	9,628

Net Asset Value:
Class A (and redemption price)	$11.46
Class C*	$11.44
Class I (and redemption price)	$11.47
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$12.16

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report	11

Consolidated statement of operations (unaudited)

For the Period Ended May 31, 2010†

Investment Income:
Interest	$59,018
Dividends	49,825
Less: Foreign taxes withheld	(3,190)
Total Investment Income	105,653

Expenses:
Organization fees	63,164
Offering costs	54,330
Investment management fee (Note 2)	29,917
Custody fees	18,930
Shareholder reports	15,542
Audit and tax	12,810
Distribution fees (Notes 2 and 5)	10,549
Trustees’ fees	10,208
Legal fees	6,691
Registration fees	4,213
Transfer agent fees (Note 5)	2,901
Insurance	1,339
Miscellaneous expenses	2,497
Total Expenses	233,091
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(182,494)
Net Expenses	50,597
Net Investment Income	55,056

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	10,658
Futures contracts	(345,151)
Swap contracts	(218,254)
Foreign currency transactions	(1,431)
Net Realized Loss	(554,178)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(77,519)
Futures contracts	(100,355)
Swap contracts	6,742
Foreign currencies	(133,774)
Change in Net Unrealized Appreciation/Depreciation	(304,906)
Net Loss on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions	(859,084)
Decrease in Net Assets from Operations	$(804,028)

†	For the period February 26, 2010 (inception date) to May 31, 2010.

See Notes to Financial Statements.

12	Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report

Consolidated statement of changes in net assets

For the Period Ended May 31, 2010 (unaudited)	2010†

Operations:
Net investment income	$55,056
Net realized loss	(554,178)
Change in net unrealized appreciation/depreciation	(304,906)
Decrease in Net Assets From Operations	(804,028)

Fund Share Transactions (Note 6):
Net proceeds from sale of shares	17,064,407
Increase in Net Assets From Fund Share Transactions	17,064,407
Increase in Net Assets	16,260,379

Net Assets:
Beginning of period	—
End of period*	$16,260,379
*Includes undistributed net investment income of:	$55,056

†	For the period February 26, 2010 (inception date) to May 31, 2010.

See Notes to Financial Statements.

Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report	13

Consolidated financial highlights

For a share of each class of beneficial interest outstanding throughout the period ended May 31:
Class A Shares[1]	2010[2]

Net asset value, beginning of period	$12.00

Income (loss) from operations:
Net investment income	0.04
Net realized and unrealized loss	(0.58)
Total loss from operations	(0.54)

Net asset value, end of period	$11.46
Total return[3]	(4.50)%

Net assets, end of period (000s)	$15,405

Ratios to average net assets:
Gross expenses[4,5]	5.81%
Net expenses[4,5,6,7]	1.25
Net investment income[5]	1.39

Portfolio turnover rate	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 26, 2010 (inception date) to May 31, 2010 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expenses of the underlying funds in which the funds invests.

[5]	Annualized.

[6]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses (except for brokerage commissions paid on purchase and sales of ETFs), to average net assets of Class A shares will not exceed 1.35% until December 31, 2011. Acquired fund fees and expenses are subject to the expense limitation agreement.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report

Consolidated financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout the period ended May 31:
Class C Shares[1]	2010[2]

Net asset value, beginning of period	$12.00

Income (loss) from operations:
Net investment income	0.03
Net realized and unrealized loss	(0.59)
Total loss from operations	(0.56)

Net asset value, end of period	$11.44
Total return[3]	(4.67)%

Net assets, end of period (000s)	$745

Ratios to average net assets:
Gross expenses[4,5]	6.54%
Net expenses[4,5,6,7]	2.00
Net investment income[5]	0.87

Portfolio turnover rate	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 26, 2010 (inception date) to May 31, 2010 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expense of the underlying funds in which the fund invests.

[5]	Annualized.

[6]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses (except for brokerage commissions paid on purchase and sales of ETFs), to average net assets of Class C shares will not exceed 2.10% until December 31, 2011. Acquired fund fees and expenses are subject to the expense limitation agreement.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report	15

For a share of each class of beneficial interest outstanding throughout the period ended May 31:
Class I Shares[1]	2010[2]

Net asset value, beginning of period	$12.00

Income (loss) from operations:
Net investment income	0.05
Net realized and unrealized loss	(0.58)
Total loss from operations	(0.53)

Net asset value, end of period	$11.47
Total return[3]	(4.42)%

Net assets, end of period (000s)	$110

Ratios to average net assets:
Gross expenses[4],5	9.10%
Net expenses[4,5,6],7	1.01
Net investment income[5]	1.63

Portfolio turnover rate	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period February 26, 2010 (inception date) to May 31, 2010 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include expense of the underlying funds in which the funds invests.

[5]	Annualized.

[6]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses (except for brokerage commissions paid on purchase and sales of ETFs), to average net assets of Class I shares will not exceed 1.10% until December 31, 2011. Acquired fund fees and expenses are subject to the expense limitation agreement.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report

Notes to consolidated financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Strategic Real Return Fund (the “Fund”) is a separate non-diversified series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund currently offers three classes of shares: Class A, Class C and Class I. The income and expenses of the Fund are allocated proportionately to each class of shares based on daily net assets, except for Rule 12b-1 distribution and/or service fees, which are charged only on Class A and Class C shares. Transfer agent fees are determined separately for each class.

The Fund intends to gain exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd., organized under the laws of the Cayman Islands (the “Subsidiary”). Among other investments, the Subsidiary may invest in commodity-linked instruments. These financial statements are consolidated financial statements of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the issuance date of the financial statements.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the last quoted bid price provided by an independent pricing service that is based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Investments in the underlying funds, excluding exchange-traded funds, are valued at the closing net asset value per share of each underlying fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report	17

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
U.S. treasury inflation protected securities	—	$5,608,805	—	$5,608,805
Corporate bonds & notes	—	53,720	—	53,720
Common stocks	$1,872,627	1,555,761	—	3,428,388
Investments in underlying funds	2,599,477	—	—	2,599,477
Preferred stocks	33,384	—	—	33,384
Purchased options	275	—	—	275
Total long-term investments	$4,505,763	$7,218,286	—	$11,724,049
Short-term investment†	—	4,072,221	—	4,072,221
Total investments	$4,505,763	$11,290,507	—	$15,796,270
Other financial instruments:
Futures contracts	$(100,355)	—	—	$(100,355)
Forward foreign currency contracts	—	$(133,375)	—	(133,375)
Commodity index swaps	—	6,742	—	6,742
Total other financial instruments	$(100,355)	$(126,633)	—	$(226,988)
Total	$4,405,408	$11,163,874	—	$15,569,282

†	See Consolidated Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, commodities or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin” and subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Consolidated Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to

18	Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

facilitate settlement of a foreign currency denominated portfolio transaction or to attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Swap agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Swap contracts are marked to market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by the Fund are recognized in the Consolidated Statement of Operations as realized gains or losses, respectively. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities held as collateral for swap contracts are identified in the Consolidated Schedule of Investments and restricted cash, if any, is identified on the Consolidated Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Consolidated Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Consolidated Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap is recognized as realized gain or loss in the Consolidated Statement of Operations. Net periodic payments received or paid by the Fund are recognized as realized gain or loss at the time of receipt or payment in the Consolidated Statement of Operations.

Commodity index swaps

The Fund may enter into commodity swaps. Commodity swaps are agreements between two parties to exchange cash flows based upon changes to a commodity reference price for a specified notional principal amount. To the extent the commodity reference price exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. The risks of commodity swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report	19

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Consolidated Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(i) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by, adjusting related investment cost basis, capital gains and income, as necessary.

(k) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

20	Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

(m) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Legg Mason Global Asset Allocation, LLC (“LMGAA”) is the Fund’s investment adviser. Batterymarch Financial Management, Inc. (“Batterymarch”), ClearBridge Advisors, LLC (“ClearBridge”), Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”), and Western Asset Management Company Ltd (“Western Japan”) are the Fund’s subadvisers. LMPFA, LMGAA, Batterymarch, ClearBridge, Western Asset, Western Asset Limited and Western Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). ClearBridge did not manage any portion of the Fund’s assets during the reporting period.

Under the investment management agreement, the Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to LMGAA the day-to-day portfolio management of the Fund. LMGAA is responsible for monitoring and coordinating the overall management of the Fund, including rebalancing the Fund’s target asset allocations among itself and the subadvisers. LMGAA also provides management for a portion of the Fund’s assets.

LMPFA pays LMGAA for its services to the Fund an advisory fee, calculated daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. The Subsidiary has agreed to reimburse the Fund for the fees paid thereby for the services provided by LMGAA to the Subsidiary. LMPFA pays Batterymarch for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.45% of the average daily net assets managed by Batterymarch. LMPFA pays ClearBridge for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.35% of the average daily net assets managed by ClearBridge. LMPFA pays Western Asset for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets managed by Western Asset. Western Asset pays Western Asset Limited for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets managed by Western Asset Limited. Western Asset pays Western Japan for its services to the Fund a sub-advisory fee, calculated daily and paid monthly, at an annual rate of 0.25% of the average daily net assets managed by Western Japan.

The manager has agreed to forgo fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs)), subject to recapture as described below. As a result, total annual operating expenses will not exceed 1.35%, 2.10% and 1.10% for Class A, Class C and Class I shares, respectively. Acquired fund fees and expenses are subject to the expense limitation agreement, and are calculated based on an average of the net expense ratio (as shown in the most recent prospectus or shareholder report for each acquired fund as of the date of the fund’s most recent prospectus) of each acquired fund held by the Fund, weighed in proportion to the Fund’s investment allocation among the acquired funds. This arrangement is expected to continue until December 31, 2011, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. The arrangement, however, may be modified by the manager to decrease total annual operating expenses at any time.

During the period ended May 31, 2010, LMPFA has forgone and/or reimbursed expenses in the amount of $182,494.

The manager is also permitted to recapture amounts forgone or reimbursed to a class within three years after the year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding this limit.

Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report	21

Legg Mason Investors Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the period ended May 31, 2010, LMIS and its affiliates did not receive sales charges on sales of the Fund’s Class A shares. In addition, for the period ended May 31, 2010, there were no CDSCs paid to LMIS or its affiliates.

Under a Deferred Compensation Plan (the “Plan”), Trustees may elect to defer receipt of all or a specific portion of their compensation. A participating Trustee may select one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fee will be deemed to be invested. Deferred amounts remain invested in the fund until distributed in accordance with the Plan.

All officers and two Trustees of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

As of May 31, 2010, Legg Mason and its affiliates owned 88% of the Fund.

3. Investments

At May 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$277,435
Gross unrealized depreciation	(354,954)
Net unrealized depreciation	$(77,519)

During the period ended May 31, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$7,693,214	$5,973,980
Sales	1,435,196	474,770

At May 31, 2010, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain/Loss
Contracts to Buy:
Goldman Sachs Commodity Index Futures	20	6/10	$2,576,611	$2,447,500	$(129,111)
Contracts to Sell:
DJ Euro Stoxx 50 Index Futures	10	6/10	348,497	319,741	28,756
Net unrealized loss on open futures contracts					$(100,355)

22	Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

At May 31, 2010, the Fund had the following open forward foreign currency contracts:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Loss
Contracts to Buy:
Australian Dollar	1,000,700	$842,347	6/16/10	$(32,653)
Canadian Dollar	903,291	861,953	6/16/10	(13,047)
Mexican Peso	10,175,854	779,720	9/15/10	(20,279)
Norwegian Krone	5,026,565	776,798	6/16/10	(23,202)
New Zealand Dollar	1,255,741	850,035	6/16/10	(24,965)
Swiss Franc	988,675	855,772	6/16/10	(19,229)
Net unrealized loss on open forward foreign currency contracts				$(133,375)

At May 31, 2010, the Fund held the following commodity index swap contracts:

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation
Morgan Stanley Capital Group Inc.	July 15, 2010	Treasury Bill Rate plus Fees	Commodity Index Basket	$1,500,000	$6,742

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at May 31, 2010.

ASSET DERIVATIVES[1]
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Commodity Contract Risk	Total
Options purchased[2]	$ 275	—	—	$275
Futures contracts[3]	28,756	—	—	28,756
Swap contracts	—	—	$6,742	6,742
Total	$29,031	—	$6,742	$35,773

LIABILITY DERIVATIVES[1]
	Commodity Contracts Risk	Foreign Exchange Contracts Risk	Total
Futures contracts[3]	$129,111	—	$129,111
Forward foreign currency contracts	—	$133,375	133,375
Total	$129,111	$133,375	$262,486

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation(depreciation) and for liability derivatives is payables/net unrealized appreciation(depreciation).

[2]	Market value of purchased options is reported in Investments of value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes. Only current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report	23

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the period ended May 31, 2010. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The second table provides additional information about the changes in unrealized appreciation/(depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Commodity Contracts Risk	Total
Purchased options	$(501)	—	—	$(501)
Futures contracts	(251,493)	—	$(93,658)	(345,151)
Swap contracts	—	—	(218,254)	(218,254)
Total	$(251,994)	—	$(311,912)	$(563,906)

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Commodity Contracts Risk	Total
Purchased options	$(482)	—	—	$(482)
Futures contracts	28,756	—	$(129,111)	(100,355)
Swap contracts	—	—	6,742	6,742
Forward foreign currency contracts	—	$(133,375)	—	(133,375)
Total	$28,274	$(133,375)	$(122,369)	$(227,470)

During the period ended May 31, 2010, the volume of derivative activity for the Fund was as follows:

Average market value
Purchased options	$69
Forward foreign currency contracts (to buy)	1,241,656
Futures contracts (to buy)	21,562
Futures contracts (to sell)	54,758

Average notional balance
Commodity index swap contracts	$750,000

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

5. Class specific expenses, waivers and/or reimbursements

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.75% of the average daily net assets of Class C shares. Distribution fees are accrued daily and paid monthly.

24	Legg Mason Strategic Real Return Fund 2010 Semi-Annual Report

Notes to consolidated financial statements (unaudited) (cont’d)

For the period ended May 31, 2010, class specific expenses were as follows:

	Distribution Fees†	Transfer Agent Fees†
Class A	$ 9,691	$ 967
Class C	858	967
Class I	—	967
Total	$10,549	$2,901

†	For the period February 26, 2010 (inception date) to May 31, 2010.

For the period ended May 31, 2010, fees forgone and/or reimbursed by class were as follows:

Waivers/ Reimbursements†
Class A	$176,430
Class C	3,893
Class I	2,171
Total	$182,494

†	For the period February 26, 2010 (inception date) to May 31, 2010.

6. Shares of beneficial interest

At May 31, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Period Ended May 31, 2010†
	Shares	Amount
Class A
Shares sold	1,344,021	$16,152,967
Net increase	1,344,021	$16,152,967

Class C
Shares sold	65,106	$796,090
Net increase	65,106	$796,090

Class I
Shares sold	9,628	$115,350
Net increase	9,628	$115,350

†	For the period February 26, 2010 (inception date) to May 31, 2010.

Legg Mason Strategic Real Return Fund	25

Board approval of management and subadvisory agreements (unaudited)

At its February 2010 meeting, the Fund’s Board of Trustees (the “Board”) approved the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”), the advisory agreement (the “Advisory Agreement”) between Legg Mason Global Asset Allocation, LLC (the “Adviser”) and the Manager, the subadvisory agreement among the Manager, the Adviser and Western Asset Management Company (“Western Asset”), the subadvisory agreement among the Manager, the Adviser and ClearBridge Advisors, LLC (“ClearBridge”), the subadvisory agreement among the Manager, the Adviser and Batterymarch Financial Management, Inc. (“Batterymarch”), the subadvisory agreement among the Manager, the Adviser, Western Asset and Western Asset Management Company Ltd. (“Western Japan”) and the subadvisory agreement among the Manager, the Adviser, Western Asset and Western Asset Management Company Limited (“WAML”) (each, a “Subadvisory Agreement”). Western Asset, ClearBridge, Batterymarch, Western Japan and WAML are each referred to herein as a Subadviser. The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”) met, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager, the Adviser and the Subadvisers to assist the Board, and in particular the Independent Trustees, in considering the Management, Advisory and Subadvisory Agreements, respectively. At such meeting the Independent Trustees received presentations from the Manager and the Adviser, as well as a memorandum from legal counsel.

In voting to approve the Agreements, the Board, including the Independent Trustees, considered whether approval of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Management Agreement, the Advisory Agreement and each Subadvisory Agreement. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each Agreement are reasonable and fair and that it was in the best interest of the Fund and its shareholders to approve the Agreements.

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by the Manager, the Adviser and each Subadviser under the Management, Advisory and Subadvisory Agreements, respectively. The Board also considered the Manager’s supervisory activities over the Adviser and Subadvisers. In addition, the Board received and considered other information regarding the administrative and other services to be rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of other funds in the Legg Mason fund complex, including the management of cash and short-term instruments, and the Manager’s role in coordinating the activities of the Adviser and Subadvisers, as applicable, and the Fund’s other service providers. The Board’s evaluation of the services to be provided by the Manager, the Adviser and the Subadvisers took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager, the Adviser and the Subadvisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager to the Legg Mason fund complex had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own expanded compliance programs and the compliance program to be implemented for the Fund.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team that would be primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the portfolio management strategy of the Fund’s portfolio managers and noted that the Adviser and the Subadvisers were committed to providing the resources necessary to assist the portfolio managers in managing the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available through the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager, the Adviser and the Subadvisers and the oversight to be provided by the Manager and/or the Adviser, as applicable. The Board also

26	Legg Mason Strategic Real Return Fund

Board approval of management and subadvisory agreements (unaudited) (cont’d)

considered information that it received and reviewed as a part of its annual contract review process for the Adviser’s and the Subadvisers’ brokerage policies and practices, including the standards applied in seeking best execution, the policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management, advisory and subadvisory services to be provided by the Manager, the Adviser and the Subadvisers, respectively. The Board also reviewed the fees to be paid to the Adviser and Subadvisers and the amount to be retained by the Manager. The Board noted that the Manager, and not the Fund, pays the fee to the Adviser and Subadvisers and, accordingly, that the retention of the Adviser and the Subadvisers would not increase the fees and expenses incurred by the Fund. The Board also noted that the Manager had agreed it would waive fees or reimburse expenses to the extent necessary to maintain specified expense levels, until December 31, 2011 unless the Board consents to an earlier termination.

Management discussed with the Board the Fund’s distribution arrangements.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the expected total expense ratio (after waivers) with those of a group of funds, which showed that the Fund’s Contractual Management Fee was competitive and that the expected total expense ratio (after waivers) would be competitive.

The Board considered the expected profitability of the Fund to Legg Mason and determined that the profitability was not excessive in light of the nature, extent and quality of the services to be provided to the Fund.

The Board noted that the Fund currently did not have breakpoints in its management fee, and reviewed the projected asset growth for the Fund during the initial term of the Management Agreement.

The Board considered other benefits expected to be received by the Manager and its affiliates, including the Adviser and the Subadvisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of comparative fee information, as well as the nature, extent and quality of the services expected to be provided, the other benefits expected to be received by the Manager and its affiliates and the Manager’s commitment to the Fund and expected profitability, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the approval of each Agreement is in the best interest of the Fund.

Legg Mason

Strategic Real Return Fund

Board of trustees

Mark R. Fetting Chairman

David R. Odenath President

Dr. Ruby P. Hearn

Arnold L. Lehman

Robin J.W. Masters

Dr. Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Investment manager

Legg Mason Partners Fund Advisor, LLC

Investment adviser

Legg Mason Global Asset Allocation, LLC

Subadvisers

Batterymarch Financial Management, Inc.

ClearBridge Advisors, LLC

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Ltd

Custodian

State Street Bank & Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Counsel

K&L Gates LLP

Washington, DC

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Strategic Real Return Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Legg Mason Strategic Real Return Fund

Legg Mason Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Strategic Real Return Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

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•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012787/S 7/10 SR10-1128

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/S/ DAVID R. ODENATH
David R. Odenath
President of Legg Mason Global Asset Management Trust

Date: August 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID R. ODENATH
David R. Odenath
President of Legg Mason Global Asset Management Trust

Date: August 3, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of Legg Mason Global Asset Management Trust

Date: August 3, 2010